Provisions	12 Months Ended
Dec. 31, 2021
Provisions
Provisions

19            Provisions

The Group is involved in tax and labor lawsuits that were considered probable losses and are provisioned according to the table below:

	Balance as of January 1, 2020	Provisions	Reversal	Balance as of December 31, 2020	Provisions	Balance as of December 31, 2021
Tax	10	1	-	11	120	131
Labor	163	12	(25)	150	352	502
Total Provisions	173	13	(25)	161	472	633

The main labor lawsuits referred to above refer to the compliance with minimum quota of employees with disabilities and lack of control over working hours.

As of December 31, 2021, the Group’s judicial deposits totaled R$3,079 (R$3,083 as of December 31, 2020), recognized in the statement of financial position, in non-current assets. Of this amount, R$2,933 (R$2,932 as of December 31, 2020) refer to tax lawsuits, R$142 (R$151 as of December 31, 2020) refer to labor lawsuits and R$4 refers to civil lawsuits.

Additionally, the Group is a party to civil, labor and tax lawsuits, whose likelihood of loss is regarded as possible, for which no provision was recorded, in the amount of R$4,292 as of December 31, 2021 (R$215 as of December 31, 2020) of which R$ 4,093 related to lawsuits assumed in the business combination with Dextra Group.

The significant lawsuits assessed as possible loss refer to:

(i)	The labor infraction notices that addresses the hiring of employees with disabilities. The Group filed an administrative defense, but the notice was maintained. In February 2019, the Group appealed at administrative level and is awaiting the review.

(ii)	Tax lawsuits related to non-contribution tax credits referring to payroll in the period from January 1 to December 31, 2011.

(iii)	Civil lawsuit regarding an employee claiming alleged breach of employment contract by Dextra, therefore, requiring receipt of double amounts (undue refund).